Share-based Payments - Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options (Detail)		12 Months Ended
	Feb. 20, 2020 shares	Dec. 31, 2019 shares Number £ / shares	Dec. 31, 2019 shares Number £ / shares $ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2019 Number $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR's Number granted during the year | shares	962,836
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR's Number granted during the year		801,200	801,200
Options over ADR's Number cancelled during the year		3,150	3,150
Options over ADR's Number outstanding at December 31		798,050	798,050
WAEP options granted during the year | $ / shares			$ 4.29
WAEP options cancelled during the year | $ / shares			5.40
WAEP options outstanding at December 31 | $ / shares			$ 4.29
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR's Number granted during the year		77,000	77,000
Options over ADR's Number outstanding at December 31		77,000	77,000
Options over ADR's Number exercisable at December 31		38,472	38,472			38,472
WAEP options granted during the year | $ / shares			$ 4.20
WAEP options outstanding at December 31 | $ / shares			$ 4.20
WAEP options exercisable at December 31 | $ / shares						$ 4.40
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR's Number outstanding at beginning of the year		8,983,133	8,983,133	9,124,610	9,198,655
Options over ADR's Number cancelled during the year | shares		0	0
Options over ADR's Number forfeited during the year		(59,533)	(59,533)	(46,255)	(74,045)
Options over ADR's Number exercised during the year				(95,222)
Options over ADR's Number outstanding at December 31		8,923,600	8,923,600	8,983,133	9,124,610
Options over ADR's Number exercisable at December 31		8,901,478	8,901,478	8,007,029	5,655,676	8,901,478
WAEP options outstanding at beginning of the year		£ 1.32		£ 1.32	£ 1.32
WAEP options forfeited during the year		1.29		1.29	1.29
WAEP options exercised during the year				1.29
WAEP options outstanding at December 31		1.32		1.32	1.32
WAEP options exercisable at December 31		£ 1.32	$ 1.32	£ 1.31	£ 1.31
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options over ADR's Number outstanding at beginning of the year		1,881,555	1,881,555	1,578,188
Options over ADR's Number granted during the year				388,000	1,593,188
Options over ADR's Number forfeited during the year		(357,490)	(357,490)	(84,633)	(15,000)
Options over ADR's Number outstanding at December 31		1,524,065	1,524,065	1,881,555	1,578,188
Options over ADR's Number exercisable at December 31 | Number		40,141	40,141			40,141
WAEP options outstanding at beginning of the year		£ 3.10		£ 3.05
WAEP options granted during the year				3.14	£ 3.05
WAEP options forfeited during the year		3.21		3.03	3.03
WAEP options outstanding at December 31		3.07		£ 3.10	£ 3.05
WAEP options exercisable at December 31		£ 3.03	$ 3.03